Label	Element	Value
Related Party Lease Agreement [Member]
Lease And Sublease Payments Recognised As Expense	ifrs-full_LeaseAndSubleasePaymentsRecognisedAsExpense	€ 5,761,000
Lease And Sublease Payments Recognised As Expense	ifrs-full_LeaseAndSubleasePaymentsRecognisedAsExpense	1,015,000
Lease Depreciation	fms_LeaseDepreciation	4,303,000
Interest Expense On Finance Leases	ifrs-full_InterestExpenseOnFinanceLeases	490,000
Right of Use Assets	ifrs-full_RightofuseAssets	133,185,000
Lease Liability IFRS 16	fms_LeaseLiabilityIFRS16	133,402,000
Fresenius Se [Member] | Related Party Lease Agreement [Member]
Lease And Sublease Payments Recognised As Expense	ifrs-full_LeaseAndSubleasePaymentsRecognisedAsExpense	2,069,000
Lease And Sublease Payments Recognised As Expense	ifrs-full_LeaseAndSubleasePaymentsRecognisedAsExpense	854,000
Lease Depreciation	fms_LeaseDepreciation	1,214,000
Interest Expense On Finance Leases	ifrs-full_InterestExpenseOnFinanceLeases	137,000
Right of Use Assets	ifrs-full_RightofuseAssets	35,219,000
Lease Liability IFRS 16	fms_LeaseLiabilityIFRS16	35,286,000
Affiliates Of Largest Shareholder [Member] | Related Party Lease Agreement [Member]
Lease And Sublease Payments Recognised As Expense	ifrs-full_LeaseAndSubleasePaymentsRecognisedAsExpense	3,692,000
Lease And Sublease Payments Recognised As Expense	ifrs-full_LeaseAndSubleasePaymentsRecognisedAsExpense	161,000
Lease Depreciation	fms_LeaseDepreciation	3,089,000
Interest Expense On Finance Leases	ifrs-full_InterestExpenseOnFinanceLeases	353,000
Right of Use Assets	ifrs-full_RightofuseAssets	97,966,000
Lease Liability IFRS 16	fms_LeaseLiabilityIFRS16	€ 98,116,000